Stock-Based Compensation - Aggregate Intrinsic Value Of Stock Options (Details) - Stock Options - DISH Network Awards $ in Thousands	Dec. 31, 2019 USD ($)
Aggregate intrinsic value
Aggregate intrinsic value of stock options outstanding	$ 21,829
Aggregate intrinsic value of stock options exercisable	$ 2,136